Share-Based Compensation - Number of Awards Outstanding (Detail)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure Of Number And Weighted Average Exercise Price Of Outstanding Awards [line items]
Ending balance	8,459,000
Exercisable	3,396,000
Beginning balance	15,496,000	15,704,000
Granted	3,981,000	5,409,000
Exercised	(5,815,000)	(5,235,000)
Forfeited	(1,190,000)	(382,000)
Ending balance	12,472,000	15,496,000
Exercisable	3,396,000	3,344,000
Beginning balance	$ 38.04	$ 36.04
Granted	39.49	42.30
Exercised	35.00	34.04
Forfeited	0	0
Ending balance	39.11	38.04
Exercisable	$ 38.13	$ 35.69
TSRUs [Member]
Disclosure Of Number And Weighted Average Exercise Price Of Outstanding Awards [line items]
Beginning balance	3,034,000	3,692,000
Granted	1,617,000	1,252,000
Exercised	(1,601,000)	(1,744,000)
Forfeited	(631,000)	(166,000)
Ending balance	2,419,000	3,034,000
PRSUs [Member]
Disclosure Of Number And Weighted Average Exercise Price Of Outstanding Awards [line items]
Beginning balance	3,281,000	3,793,000
Granted	499,000	1,697,000
Exercised	(1,914,000)	(1,993,000)
Forfeited	(272,000)	(216,000)
Ending balance	1,594,000	3,281,000
SARs [Member]
Disclosure Of Number And Weighted Average Exercise Price Of Outstanding Awards [line items]
Beginning balance		10,000
Exercised		(10,000)
Stock Options [Member]
Disclosure Of Number And Weighted Average Exercise Price Of Outstanding Awards [line items]
Beginning balance	9,181	8,209
Granted	1,865	2,460
Exercised	(2,300)	(1,488)
Forfeited	(287)
Ending balance	8,459	9,181
Exercisable	3,396	3,344